COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 28, 2024 (Unaudited)*

		Shares	Value
COMMON STOCK—REAL ESTATE	99.1%
AUSTRALIA	15.9%
DIVERSIFIED	14.7%
Charter Hall Group		701,259	$6,283,413
Goodman Group		1,446,900	31,878,517
GPT Group		2,844,784	8,471,883
Ingenia Communities Group		2,488,997	8,482,825
Mirvac Group		4,237,712	6,517,152
Stockland		3,596,836	11,367,810

			73,001,600

SELF STORAGE	1.2%
National Storage REIT		3,735,694	5,842,476

TOTAL AUSTRALIA			78,844,076

BELGIUM	4.3%
DIVERSIFIED	0.0%
Cofinimmo SA		4,389	287,182

HEALTH CARE	1.4%
Aedifica SA		110,056	6,761,896

INDUSTRIALS	2.4%
Montea NV		22,068	1,987,973
VGP NV		41,367	4,735,114
Warehouses De Pauw CVA		173,134	4,942,347

			11,665,434

SELF STORAGE	0.5%
Shurgard Self Storage Ltd.		52,315	2,335,771

TOTAL BELGIUM			21,050,283

CANADA	6.6%
INDUSTRIALS	1.5%
Dream Industrial Real Estate Investment Trust		751,217	7,309,468

RESIDENTIAL	3.8%
Boardwalk Real Estate Investment Trust		200,926	11,581,929
Canadian Apartment Properties REIT		212,803	7,303,689

			18,885,618

RETAIL	1.3%
First Capital Real Estate Investment Trust		555,129	6,438,357

TOTAL CANADA			32,633,443

FRANCE	4.5%
INDUSTRIALS	0.3%
ARGAN SA		16,521	1,495,407

RETAIL	4.2%
Klepierre SA		278,573	7,212,923
Mercialys SA		250,921	2,920,919
Unibail-Rodamco-Westfield(a)		129,595	10,416,109

			20,549,951

TOTAL FRANCE			22,045,358

		Shares	Value
GERMANY	6.3%
RESIDENTIAL
LEG Immobilien SE(a)		164,607	$14,132,313
TAG Immobilien AG(a)		349,017	4,772,606
Vonovia SE		415,025	12,268,341

			31,173,260

HONG KONG	6.4%
DIVERSIFIED	5.7%
Link REIT		1,738,010	7,472,184
Sun Hung Kai Properties Ltd.		2,141,127	20,640,104

			28,112,288

HOTEL	0.7%
Sands China Ltd., (H shares)(a)		1,350,800	3,805,484

TOTAL HONG KONG			31,917,772

JAPAN	27.7%
DIVERSIFIED	16.9%
Japan Metropolitan Fund Invest		10,773	6,710,886
Mitsui Fudosan Co. Ltd.		3,414,576	36,620,188
Nomura Real Estate Holdings, Inc.		184,300	5,190,057
Sumitomo Realty & Development Co. Ltd.		647,100	24,006,564
United Urban Investment Corp.		10,882	11,063,151

			83,590,846

HOTEL	2.2%
Invincible Investment Corp.		25,002	11,214,399

INDUSTRIALS	4.9%
GLP J-Reit		7,491	6,274,665
Mitsui Fudosan Logistics Park, Inc.		3,255	9,783,492
Nippon Prologis REIT, Inc.		4,536	8,078,383

			24,136,540

OFFICE	2.7%
Daiwa Office Investment Corp.		1,269	4,937,515
KDX Realty Investment Corp.		7,882	8,377,684

			13,315,199

RESIDENTIAL	1.0%
Advance Residence Investment Corp.		2,191	4,848,626

TOTAL JAPAN			137,105,610

NETHERLANDS	0.5%
RETAIL
Eurocommercial Properties NV		109,264	2,491,972

NEW ZEALAND	0.8%
INDUSTRIALS
Goodman Property Trust		2,996,019	4,081,136

SINGAPORE	7.2%
DATA CENTERS	1.2%
Digital Core REIT Management Pte. Ltd.		10,059,000	6,035,400

DIVERSIFIED	2.0%
CapitaLand Integrated Commercial Trust		6,725,300	9,861,947

HEALTH CARE	1.5%
Parkway Life Real Estate Investment Trust		2,946,400	7,637,400

		Shares	Value
INDUSTRIALS	0.9%
Mapletree Logistics Trust		4,054,400	$4,383,947

RETAIL	1.6%
Frasers Centrepoint Trust		4,784,517	7,760,113

TOTAL SINGAPORE			35,678,807

SPAIN	1.7%
DIVERSIFIED	0.5%
Merlin Properties Socimi SA		208,723	2,246,179

INFRASTRUCTURE	1.2%
Cellnex Telecom SA(b)		170,292	6,020,488

TOTAL SPAIN			8,266,667

SWEDEN	4.3%
DIVERSIFIED	2.4%
Fastighets AB Balder, Class B(a)		1,578,734	11,604,521

INDUSTRIAL OFFICE	0.5%
Sagax AB, Class B		98,139	2,589,168

INDUSTRIALS	1.4%
Catena AB		143,225	6,998,007

TOTAL SWEDEN			21,191,696

UNITED KINGDOM	12.9%
DIVERSIFIED	1.3%
Land Securities Group PLC		765,778	6,361,678

INDUSTRIAL OFFICE	1.5%
LondonMetric Property PLC		2,915,921	7,478,428

INDUSTRIALS	5.5%
Segro PLC		1,474,736	16,822,770
Tritax Big Box REIT PLC		5,246,754	10,410,082

			27,232,852

OFFICE	0.7%
Derwent London PLC		116,419	3,185,620

RESIDENTIAL	1.6%
Grainger PLC		1,776,363	5,779,969
UNITE Group PLC		185,267	2,286,904

			8,066,873

SELF STORAGE	2.3%
Big Yellow Group PLC		339,936	4,565,093
Safestore Holdings PLC		721,743	6,873,101

			11,438,194

TOTAL UNITED KINGDOM			63,763,645

TOTAL COMMON STOCK (Identified cost—$428,065,421)			490,243,725

SHORT-TERM INVESTMENTS	0.5%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.25%(c)		2,600,805	2,600,805

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,600,805)			2,600,805

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$430,666,226)	99.6%		492,844,530
OTHER ASSETS IN EXCESS OF LIABILITIES	0.4		1,738,571

NET ASSETS	100.0%		$494,583,101

Glossary of Portfolio Abbreviations

REIT  Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

*	March 28, 2024 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying Notes to Schedule of Investments.
(a)	Non-income producing security.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $6,020,488 which represents 1.2% of the net assets of the Fund, of which 0.0% are illiquid.

(c)	Rate quoted represents the annualized seven-day yield.

Sector Summary	% of Net Assets
Diversified	43.5
Industrials	17.7
Residential	12.7
Retail	7.6
Self Storage	4.0
Office	3.3
Hotel	3.0
Health Care	2.9
Industrial Office	2.0
Data Centers	1.2
Infrastructure	1.2
Other (includes short-term investments)	0.9

100.0

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Quarterly Period

Since March 28, 2024 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s schedule of investments have been presented through that date to maintain consistency with the Fund’s net asset value (NAV) calculations used for shareholder transactions.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at NAV.

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 28, 2024 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock—Real Estate	$490,243,725	$—	$—	$490,243,725
Short-Term Investments	—	2,600,805	—	2,600,805

Total Investments in Securities(a)	$490,243,725	$2,600,805	$—	$492,844,530

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.